Operating (loss) / profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Details Of Auditors Remuneration [Line Items]
Audit services	£ 426	£ 817	£ 658	£ 487
Audit Related Assurance Services	716	667	657	98
Other services	0	0	6	1
Total auditor remuneration	1,142	1,484	1,321	586
Interim Review [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	63	69	87	22
Attestation Under s404 Of Sarbanes Oxley Act 2002 And Audit Of 20F Filing [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	0	568	535	0
Services In Respect Of The Group US Listing [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	653	0		76
Other Audit Related Assuarance Services [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	0	30	35	0
Group and Parent Company [Member]
Details Of Auditors Remuneration [Line Items]
Audit services	426	805	646	279
Subsidiary Companies Pursuant To Legislation [Member]
Details Of Auditors Remuneration [Line Items]
Audit services	0	12	12	8
Assurance services in respect of controls work for US compliance [Member]
Details Of Auditors Remuneration [Line Items]
Audit services	£ 0	£ 0	£ 0	£ 200